Capital Transactions (Details Narrative) - $ / shares							12 Months Ended
	Nov. 30, 2016	Oct. 28, 2016	Oct. 10, 2016	Mar. 04, 2016	Jan. 15, 2016	Jan. 07, 2016	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Granted during the year							775,000
Number of option vested							1,125,000
2011 Stock Option Plan [Member]
Number of Shares Granted during the year							725,000	300,000
Number of Stock Options, Exercised							(650,000)	(685,000)
Former Employee [Member]
Number of Shares Granted during the year		140,268		47,727	128,000
Exercise price per share		$ 0.22		$ 0.15	$ 0.08
Number of Stock Options, Exercised		300,000		150,000	200,000
Incentive Stock Options [Member]
Number of Shares Granted during the year						50,000
Exercise price per share						$ 0.21
Option vested						10 years
Incentive Stock Options [Member] | 2011 Stock Option Plan [Member]
Number of Shares Granted during the year	75,000		650,000
Exercise price per share	$ 0.34		$ 0.34
Option vested	10 years		10 years
Incentive Stock Options [Member] | 2011 Stock Option Plan [Member] | Tranche One [Member]
Number of option vested			200,000
Incentive Stock Options [Member] | 2011 Stock Option Plan [Member] | Tranche Two [Member]
Option vested			1 year
Number of option vested			250,000
Incentive Stock Options [Member] | 2011 Stock Option Plan [Member] | Tranche Three [Member]
Option vested			2 years
Number of option vested			200,000